Share capital	6 Months Ended
Jun. 30, 2024
Share capital
Share capital

11. Share capital

[a] Authorized

The Company is authorized to issue an unlimited number of Class A multiple voting shares ("Class A shares") and an unlimited number of Class B subordinate voting shares ("Class B shares"), all without par value. All shares are ranked equally regarding the Company's residual assets.

The holders of Class A shares are entitled to 276,660 votes per Class A share held. Class A shares are held by the Chief Executive Officer (“CEO”), President, Executive Co-Chairman of the Board and the Director and Executive Co-Chairman of the Board. The holders of Class B shares are entitled to one (1) vote per share held.

[b] Issued and outstanding

Reconciliation of the Company’s share capital is as follows:

	Class A shares		Class B shares		Warrants
	#	$	#	$	#	$
Balance, December 31, 2022	72	151,588	38,504,210	143,258,972	6,482,093	2,142,400
Share repurchase [a]	—	—	(1,904,700)	(7,165,356)	—	—
Warrants issued [b]	—	—	—	—	3,925,000	1,231,980
PSU converted to shares [c]	—	—	2,420,104	1,180,070	—	—
Share options exercised [d]	—	—	21,000	33,247	—	—
Warrants expired [e]	—	—	—	—	(7,311)	(138,885)
Balance, June 30, 2023	72	151,588	39,040,614	137,306,933	10,399,782	3,235,495

Balance, December 31, 2023	72	151,622	39,376,723	137,626,863	10,324,043	2,723,356
Shares issued [f]	—	—	6,798,358	2,139,808	—	—
Shares for debt [g]	—	—	1,139,304	685,051	—	—
Warrants expired [h]	—	—	—	—	(1,350,000)	(286,189)
Share options exercised [i]	—	—	94,000	102,563	—	—
Balance, June 30, 2024	72	151,622	47,408,385	140,554,285	8,974,043	2,437,167

Activity during the six months ended June 30, 2023:

[a]	During the six months ended June 30, 2023, the Company repurchased and canceled 1,904,700 Class B shares at prevailing market prices as part of its share repurchase program.

[b]

During the six months ended June 30, 2023, the Company issued 3,925,000 warrants for consulting services with a fair value of $1,384,553. The Company recognized $1,231,980 as expense during the six months ended June 30, 2023, with the remaining $152,573 to be recognized over the vesting period of certain warrants. The Company determined the fair value of the services received could not be measured reliably and determined the fair value using the Black-Scholes model.

[c]

During the six months ended June 30, 2023, the Company converted 2,420,104 PSUs to Class B shares following the completion of the vesting condition on January 6, 2023, the filing of the MS Phase 1 IND.

[d]	During the six months ended June 30, 2023, 21,000 share options were exercised with an exercise price of C$1.30 in exchange for 21,000 Class B Common shares.

[e]	During the six months ended June 30, 2023, 7,311 warrants expired unexercised.

Activity during the six months ended June 30, 2024:

[f]

During the six months ended June 30, 2024, the Company entered into an at-the-market offering agreement (the “ATM Agreement”) to sell Class B shares, having an aggregate offering price up to $11,154,232. During the six months ended June 30, 2024, the Company issued 6,798,358 common shares for gross proceeds of $2,234,790. A cash commission of $67,044, based on 3.0% of the aggregate gross proceeds, plus other trading expenses of $27,938, resulted in total share issuance costs of $94,982. The net proceeds from this raise were $2,139,808.

[g]

In March 2024, the Company settled an aggregate of $524,324 (C$637,750) of amounts owing to an arm’s length creditor through the issuance of 600,000 Class B shares at a price of $0.903 per Class B share for total value of $541,800. Included in this amount is 55,000 Class B shares issued pursuant to the conversion of RSUs, which vested immediately upon grant (Note 12). Each RSU entitled the holder to acquire one Class B share of the Company upon vesting. The Company incurred a loss on settlement of debt of $17,476 as the share price on the date of issuance was higher than the price stated in the agreement.

In February 2024, the Company issued 39,304 Class B shares at a deemed price of $0.86 per Class B share to settle an aggregate amount of $33,636 owing to an arm’s length creditor.

In June 2024, the Company settled an aggregate of $109,614 (C$150,000) of amounts owing to arm’s length creditors through the issuance of 500,000 Class B shares at a price of $0.22 per Class B share for total value of $109,614. The agreements state that the creditors will accept shares as payment and settlement of debt, provided that upon selling the debt settlement shares, the creditors have received net proceeds from the sale equal to the debt. For any losses, if any, calculated as the total debt minus the net proceeds, shall be added back to the debt amount on a dollar-for-dollar basis by the amount of the loss. As at June 30, 2024, there were amounts remaining in payables for these creditors.

[h]	During the six months ended June 30, 2024, 1,350,000 warrants expired unexercised.

[i]

During the six months ended June 30, 2024, 94,000 share options were exercised with a price of $1.10 (C$1.50) in exchange for 94,000 Class B Common shares. The shares were issued in exchange for services.

The changes in the number of warrants outstanding during the six months ended June 30, 2024, and 2023:

	Number of warrants	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2022	6,482,093	5.48
Issued	3,925,000	4.58
Expired	(7,311)	16.08
Outstanding as at June 30, 2023	10,399,782	5.05

Outstanding as at December 31, 2023	10,324,043	5.05
Expired	(1,350,000)	3.57
Outstanding as at June 30, 2024	8,974,043	5.89

Measurement of fair values

There were no warrants granted during the six months ended June 30, 2024.

The fair value of the warrants issued during the six months ended June 30, 2024 and 2023, were estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2024	2023
Grant date share price	—	C$1.44 - C$2.29
Exercise price	—	C$1.50 - C$10.82
Expected dividend yield	—	—
Risk free interest rate	—	3.08% - 4.26%
Expected life	—	1 - 5 years
Expected volatility	—	64% - 109%

The following table is a summary of the Company’s warrants outstanding as at June 30, 2024:

		Exercise price	Number outstanding
Expiry Date		C$	#
February 27, 2025	(i)	2.40	400,000
February 27, 2025	(i)	5.47	400,000
February 27, 2025	(i)	10.95	200,000
May 15, 2025		1.50	37,500
May 15, 2025		3.00	37,500
May 23, 2025		1.50	50,000
March 24, 2025	(i)	2.40	400,000
March 24, 2025	(i)	5.47	400,000
March 24, 2025	(i)	10.95	200,000
May 4, 2025		26.73	3,730
May 10, 2025		26.73	1,865
May 17, 2025		26.73	3,730
May 31, 2025		26.73	1,865
June 8, 2025		9.65	1,500,000
August 6, 2025	(i)	7.75	1,381,215
October 20, 2025	(i)	4.53	3,454,543
January 16, 2026		26.73	1,722
January 20, 2026		26.73	373
May 15, 2028		1.50	500,000
		5.89	8,974,043

(i)	Warrants were issued in US$